Shareholder Report, Line Graph (Details) 227136_Hotchkis - Wiley High Yield Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 14,692	$ 13,525	$ 12,354	$ 11,355	$ 12,799	$ 10,747	$ 11,652	$ 11,213	$ 10,920	$ 9,628	$ 15,324
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Corporate Bond Index
Accumulated Value	12,502	11,681	11,120	10,965	12,725	12,280	11,235	10,162	10,233	10,000	$ 13,062
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA BB-B U.S. High Yield Constrained Index
Accumulated Value	$ 16,087	$ 14,738	$ 13,379	$ 12,311	$ 14,022	$ 12,360	$ 12,296	$ 11,321	$ 11,114	$ 10,000	$ 17,067